REVENUE AND OTHER INCOME - Schedule of Contract Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	$ 140,826	$ 80,870	$ 60,421
Voyages in progress
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	60,620	27,467	23,559
Trade accounts receivable
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	67,397	45,258	27,814
Related party receivables
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	9,913	5,397	7,195
Other current assets
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets	$ 2,896	$ 2,748	$ 1,853